Current and long-term debt - CMBFL lease financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020 USD ($) tanker	Jul. 31, 2018 USD ($) tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 tanker
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,436,224	$ 2,541,678
Principal repayments on IFRS 16 lease liabilities			79,502	56,729	$ 77,913
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			1,948,592	3,145,623
2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 141,600
Sale leaseback transaction, term		8 years
Adjustment to interest rate basis		3.20%
Sale leaseback, option to purchase period		4 years
2018 CMB Sale and Leaseback | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal repayments on IFRS 16 lease liabilities			99,000
2018 CMB Sale and Leaseback | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 10,100
2018 CMBFL Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 0	$ 111,986
MR | Vessels | 2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker						6
Sale leaseback transaction, term	3 years 6 months
MR | Vessels | 2018 CMB Sale and Leaseback | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker	6
Adjustment to interest rate basis	3.10%
MR | Vessels | STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca | 2018 CMB Sale and Leaseback
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | tanker		6